EVENTS AFTER THE REPORTING DATE (Narrative) (Details)		12 Months Ended
	Feb. 05, 2018 USD ($) oz	Dec. 31, 2017 CAD ($) shares
Events subsequent to the reporting date - Sweden (Boreal Energy Metals Corporation) [Member]
Statement [Line Items]
Project ownership percentage for sale		100.00%
Percentage of equity ownership acquired		5.90%
Definitive sales agreement, description of equity ownership continuing obligation		BEMC will have the continuing obligation to issue additional shares of BEMC to EMX to maintain its 5.9% interest, at no additional cost to EMX, until BEMC has raised $3,000,000 in equity. Thereafter, EMX will have the right to participate pro-rata in future financings at its own cost to maintain its 5.9% interest in BEMC.
Definitive sales agreement, description of net smelter royalty		EMX will retain a 3% NSR royalty on the Project, of which 1% may be purchased by BEMC on or before the fifth anniversary of the closing date in 0.5% increments for a total of $2,500,000 in cash and common shares of BEMC stock.
Definitive sales agreement, description of advanced annual royalty payments		EMX will receive AAR payments, with an initial $20,000 payment, commencing on the second anniversary of the closing, with each subsequent AAR payment increasing by $5,000 per year until reaching $60,000 per year. Once reaching $60,000, AAR payments will be adjusted each year according to the Consumer Price Index (as published by the U.S. Department of Labor, Bureau of Labor Statistics).
Amended sales agreement, additional shares to be received | shares		1,324,181
Number of equity instruments held | shares		10,530,063
Proportion of ownership interest in subsidiary		19.90%
Events subsequent to the reporting date - Buckhorn Creek Property [Member]
Statement [Line Items]
Option agreement, interest		100.00%
Proceeds from annual option payment		$ 550,000
Option agreement, exploration expenditures required		$ 4,500,000
Net smelter return royalty		2.00%
Events subsequent to the reporting date - Turkey [Member]
Statement [Line Items]
Proceeds from share purchase agreement	$ 665,525
Gold equivalent of proceeds received (ounces) | oz	500